Organization and Description of the Business	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Organization and Description of the Business

Note 1 – Organization and Description of the Business

Processa Pharmaceuticals, Inc. (“Processa” or “the Company”) is an emerging clinical stage biopharmaceutical company focused on the development of drug products that are intended to provide treatment for and improve the survival and/or quality of life of patients who have a high unmet medical need condition or who have no alternative treatment. Within this group of pharmaceutical products, we currently are developing one product for multiple indications (i.e., the use of a drug to treat a particular disease) and searching for additional products for our portfolio.

Our lead product, PCS-499 is an oral tablet that is an analog of an active metabolite of an already approved FDA drug. The advantage of PCS-499 is that it potentially may work in many conditions because it has multiple pharmacological targets it affects that are important in the treatment of these conditions. Based on its pharmacological activity, we have identified multiple unmet medical need conditions where the use of PCS-499 may result in clinical efficacy. The lead indication currently under development for PCS-499 is Necrobiosis Lipoidica (NL). We started our Phase 2a clinical trial in NL patients in the fourth quarter of 2018, and on January 29, 2019 our first patient received the first dose of PCS-499. As of March 15, 2019, four additional patients have been enrolled in the study and have received at least one dose of PCS-499. All these patients have tolerated PCS-499 to date and are continuing in the study. Our trial is taking place at two sites: The University of Pennsylvania and University of Pittsburgh Medical Center (UPMC). We anticipate all 12 patients planned for this study will be enrolled by June 2019.

We continue to evaluate other unmet need conditions for PCS-499, as well as other potential assets and develop strategies including the regulatory pathway and commercialization plans for product(s) for these unmet medical conditions.

On October 4, 2017, we (formerly known as Heatwurx, Inc. or “Heatwurx”) and our wholly-owned subsidiary, Processa Therapeutics LLC, (“Processa LLC”) a Delaware limited liability company, acquired all the net assets of Promet Therapeutics, LLC (“Promet”) a private Delaware limited liability company, including the rights to the CoNCERT Agreement (see Note 5) in exchange for 31,745,242 shares of our common stock, which at closing, constituted approximately 90% of our issued and outstanding common stock on a fully diluted basis (approximately 84% of which was beneficially owned by Promet and approximately 6% of which was held for the benefit of CoNCERT until released to CoNCERT on behalf of Processa at the conclusion of the CoNCERT transaction).

We accounted for the net asset acquisition transaction as a “reverse acquisition” merger using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805-40-45, Business Combinations – Reverse Acquisitions, where Promet was considered the accounting acquirer. For tax purposes, the transaction was accounted for as a tax-free contribution under Internal Revenue Code Section 351. Accordingly, Promet’s historical results of operations replaced our historical results of operations for all periods prior to the merger. Prior to the merger, we had nominal net liabilities and operations and were considered a non-operating public shell corporation.

On March 19, 2018, along with Promet and CoNCERT Pharmaceuticals Inc. (“CoNCERT”), the Option and License Agreement (the “Agreement”) executed with CoNCERT in October 2017 was amended. The Agreement was assigned to us and we exercised the exclusive option for the PCS-499 compound. The option was exercised in exchange for CoNCERT receiving (i) $8 million of our common stock that was held by Promet for the benefit of CoNCERT (2,090,301 shares which represented a 5.93% interest in our common stock outstanding on that date), and (ii) 15% of any sublicense revenue earned by us for a period equivalent to the royalty term (as defined in the Agreement) until the earliest of (a) our raising $8 million of gross proceeds; and (b) CoNCERT being able to sell its shares of our common stock without restrictions pursuant to the terms of the amended Agreement. All other terms of the Agreement remain unchanged. As a result, we recognized an intangible asset and additional paid-in capital in the amount of $8 million resulting from Promet releasing the shares to CoNCERT on our behalf in satisfaction of our obligation under the Agreement to CoNCERT (see Note 5 - Intangible Asset for income tax effect of this transaction). There was no change in the total shares issued and outstanding, and after Promet LLC released CoNCERT’s shares it held for CoNCERT, Promet’s percentage beneficial interest held in us remained at 84%.